Long-term investments - Additional Information (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023	Dec. 31, 2022
Long-term investments
Proceeds from disposal of long-term investments | $					$ 22,000	$ 42,000
Shanghai Lexiang
Long-term investments
Cost method investments, Percentage of ownership of common share					5.81%		5.81%	6.49%
Guangzhou Yuechuan
Long-term investments
Cost method investments, Percentage of ownership of common share								9.30%
Proceeds from disposal of long-term investments	¥ 1
Shenzhen Meizhi Interactive Technology Co Ltd
Long-term investments
Cost method investments, Percentage of ownership of common share								9.40%
Proceeds from disposal of long-term investments				¥ 1
Beijing Xiaosheng Xiaoyi Technology
Long-term investments
Payments to acquire equity method investments		$ 1,412,000	¥ 10,000,000
Cost method investments, Percentage of ownership of common share					20.00%
Cost Method Investments, Ownership Percentage Acquired		20.00%	20.00%